RELATED PARTIES (Details) - bbl		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Agricola Ranquillon SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		98.64114	98.58669
Agricola Ranquillon SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Ranquillon SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64114	98.58669
Agricola San Carlos SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94839	99.94839
Agricola San Carlos SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola San Carlos SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Agricola Santa Emilia SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94839	99.94839
Agricola Santa Emilia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Santa Emilia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Agricola Santa Isabel SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94839	99.94839
Agricola Santa Isabel SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Santa Isabel SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Agricola Siberia SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		98.64114	98.58669
Agricola Siberia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Siberia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64114	98.58669
Agricola Trupan SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		98.64114	98.58669
Agricola Trupan SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Trupan SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64114	98.58669
Arauco Argentina S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		U.S. Dollar
% Ownership interest		99.9801	99.9801
Arauco Argentina S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		9.9707	9.9707
Arauco Argentina S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		90.0094	90.0094
Arauco Australia Pty Ltd [Member]
Statement [Line Items]
Country		Australia
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Arauco Australia Pty Ltd [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Australia Pty Ltd [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99897	99.99897
Arauco Bioenergia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98	98
Arauco Bioenergia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.99897	1.99897
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country		Canada
Functional Currency		Canadian Dollar
% Ownership interest		99.99911	99.99911
Arauco Canada Ltd. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Canada Ltd. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99911	99.99911
Arauco Celulose do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99907	99.99907
Arauco Celulose do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Celulose do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99907
Arauco Colombia S.A. [Member]
Statement [Line Items]
Country		Colombia
Functional Currency		U.S. Dollar
% Ownership interest		99.99825	99.99825
Arauco Colombia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.47783	1.47783
Arauco Colombia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.52042	98.52042
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99912	99.99912
Arauco do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.06807	1.06807
Arauco do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.93105	98.93105
Arauco Europe Cooperatief U.A. [Member]
Statement [Line Items]
Country		Netherlands
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99899
Arauco Europe Cooperatief U.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.44979	0.52148
Arauco Europe Cooperatief U.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.54919	99.47751
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99899	99.999
Arauco Florestal Arapoti S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Florestal Arapoti S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99899	99.999
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99907
Arauco Forest Brasil S A [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		8.51901	8.68654
Arauco Forest Brasil S A [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		91.48006	91.31253
Arauco Participaes Florestais Ltda. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99907
Arauco Participaes Florestais Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Participaes Florestais Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99907
Arauco Industria de Mexico, S.A.de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican pesos
% Ownership interest		99.9991	99.9991
Arauco Industria de Mexico, S.A.de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Industria de Mexico, S.A.de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9991	99.9991
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99912	99.99912
Arauco Industria de Paineis S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Industria de Paineis S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99912	99.99912
Arauco Middle East DMCC [Member]
Statement [Line Items]
Country		Dubai
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Arauco Middle East DMCC [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Middle East DMCC [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco North America Inc [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. Dollar
% Ownership interest		99.99911	99.99911
Arauco North America Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0001	0.0001
Arauco North America Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99901	99.99901
Arauco MS Participacoes SA [Member]
Statement [Line Items]
Country	[1]	Brazil
Functional Currency	[1]	Brazilian Real
% Ownership interest	[1]	99.99898	0
Arauco MS Participacoes SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0.2	0
Arauco MS Participacoes SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	99.79898	0
Arauco Peru S. A. [Member]
Statement [Line Items]
Country		Peru
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Arauco Peru S. A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.00126	0.00126
Arauco Peru S. A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99772	99.99772
Arauco Pulp Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Arauco Pulp Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Pulp Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Ventures Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Arauco Ventures Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Ventures Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Wood China Company Limited [Member]
Statement [Line Items]
Country		China
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Arauco Wood China Company Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Wood China Company Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Wood Limited. [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. Dollar
% Ownership interest		99.99911	99.99911
Arauco Wood Limited. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		12.63126	12.63126
Arauco Wood Limited. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		87.36785	87.36785
Araucomex S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		U.S. Dollar
% Ownership interest		99.99911	99.99911
Araucomex S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0005	0.0005
Araucomex S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99861	99.99861
Araucomex Servicios, S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican pesos
% Ownership interest		99.99911	99.99911
Araucomex Servicios, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.33333	0.33333
Araucomex Servicios, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.66578	99.66578
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean pesos
% Ownership interest		56.83107	56.82817
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		56.83107	56.82817
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99866
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99866
E2E SpA [Member]
Statement [Line Items]
Country	[2]	Chile
Functional Currency	[2]	Chilean pesos
% Ownership interest	[2]	99.99861	0
E2E SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	1	0
E2E SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	98.99861	0
Forestal Arauco SA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94839	99.94839
Forestal Arauco SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Forestal Arauco SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Forestal Cholguan S. A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		98.64114	98.58669
Forestal Cholguan S. A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Forestal Cholguan S. A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64114	98.58669
Inversiones Arauco Internacional Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Inversiones Arauco Internacional Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98.01862	98.01862
Inversiones Arauco Internacional Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.98036	1.98036
Investigaciones Forestales Bioforest S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94891	99.94891
Investigaciones Forestales Bioforest S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1	1
Investigaciones Forestales Bioforest S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.94891	98.94891
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		Argentine pesos
% Ownership interest		99.9801	99.9801
Leasing Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Leasing Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9801	99.9801
Lemu Earth SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean pesos
% Ownership interest		87.65386	86.61426
Lemu Earth SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Lemu Earth SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		87.65386	86.61426
Lemu Global Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. Dollar
% Ownership interest		94.37831	99.99898
Lemu Global Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Lemu Global Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		94.37831	99.99898
Lemu Inc [Member]
Statement [Line Items]
Country	[3]	United States
Functional Currency	[3]	U.S. Dollar
% Ownership interest	[3]	94.37831	0
Lemu Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	0	0
Lemu Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	94.37831	0
Maderas Arauco Costa Rica SA [Member]
Statement [Line Items]
Country		Costa Rica
Functional Currency		U.S. Dollar
% Ownership interest		99.99898	99.99898
Maderas Arauco Costa Rica SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Maderas Arauco Costa Rica SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Maderas Arauco S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.9986	99.9986
Maderas Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Maderas Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9986	99.9986
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99901
Mahal Empreendimentos e Participacoes S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Mahal Empreendimentos e Participacoes S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99901
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99907	99.99907
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99907
Servicios Aereos Forestales Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99913	99.99898
Servicios Aereos Forestales Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		14.47369	0
Servicios Aereos Forestales Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		85.52544	99.99898
Servicios Logisticos Arauco S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99923	99.99923
Servicios Logisticos Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		45	45
Servicios Logisticos Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		54.99923	54.99923
Tecverde Engenharia S.A. [Member]
Statement [Line Items]
Country	[2]	Brazil
Functional Currency	[2]	Brazilian Real
% Ownership interest	[2]	89.3906	0
Tecverde Engenharia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	0
Tecverde Engenharia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	89.3906	0

[1]	This company was created in November of 2023.
[2]	In March 2023, Arauco acquired the remaining 50% of share in E2E SpA., gaining control of the company and indirectly over Tecverde Engenharia S.A., which is E2E SpA. subsidiary.
[3]	This company was created in February of 2023.